Related Parties Transactions And Balances (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Related Party Transaction, Due from (to) Related Party [Abstract]
Sales to affiliated companies	$ 138,380	[1]	$ 116,805	[1]	$ 98,884	[1]
Participation in expenses	1,911		2,330		2,063
Supplies from affiliated companies	10,729	[2]	16,166	[2]	10,908	[2]
Trade receivables and other receivables	84,656	[1]	59,889	[1]
Trade payables and advances	$ 17,906	[2]	$ 17,103	[2]

[1]	(*)The significant sales and balances include sales of helmet mounted cueing systems purchased from the Company by 50%-owned subsidiaries of ESA.
[2]	(**)Includes electro-optics components and sensors, purchased by the Company from a 50%-owned Israeli partnership, and electro-optics products purchased by the Company from another 50%-owned Israeli subsidiary.